Summary of Significant Accounting Policies - Schedule of weighted average shares outstanding and basic and diluted earnings per share (Details) - USD ($)	3 Months Ended				4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Error Corrections And Prior Period Adjustments Of Outstanding And Basic And Diluted Earnings Per Share [Line Items]
Net income (loss)	$ 7,819,474			$ (1,508,194)	$ (1,531,856)		$ (25,094,982)	$ 41,180,261
Common Class A [Member]
Error Corrections And Prior Period Adjustments Of Outstanding And Basic And Diluted Earnings Per Share [Line Items]
Weighted average shares outstanding	57,500,000			28,125,000	22,898,230		38,426,829	57,500,000
Basic and diluted earnings per share	$ 0.11			$ (0.04)	$ (0.04)		$ (0.48)	$ 0.57
Common Class B [Member]
Error Corrections And Prior Period Adjustments Of Outstanding And Basic And Diluted Earnings Per Share [Line Items]
Weighted average shares outstanding	14,375,000			13,417,120	13,246,681		13,753,049	14,375,000
Basic and diluted earnings per share	$ 0.11			$ (0.04)	$ (0.04)		$ (0.48)	$ 0.57
As Reported
Error Corrections And Prior Period Adjustments Of Outstanding And Basic And Diluted Earnings Per Share [Line Items]
Net income (loss)		$ 7,893,587	$ 25,467,200	$ (1,508,194)	$ (1,531,856)	$ 33,360,787	$ (25,094,982)
As Reported | Common Class A [Member]
Error Corrections And Prior Period Adjustments Of Outstanding And Basic And Diluted Earnings Per Share [Line Items]
Weighted average shares outstanding		57,500,000	57,500,000	57,500,000	57,500,000		57,500,000
Basic and diluted earnings per share		$ 0.00	$ 0.00		$ 0.00	$ 0.00
As Reported | Common Class B [Member]
Error Corrections And Prior Period Adjustments Of Outstanding And Basic And Diluted Earnings Per Share [Line Items]
Weighted average shares outstanding		14,375,000	14,375,000	14,375,000	14,375,000	14,375,000	13,753,049
Basic and diluted earnings per share		$ 0.55	$ 1.77	$ (0.11)	$ (0.11)	$ 2.32	$ (1.85)
Adjustment
Error Corrections And Prior Period Adjustments Of Outstanding And Basic And Diluted Earnings Per Share [Line Items]
Net income (loss)		$ 0	$ 0			$ 0
Adjustment | Common Class A [Member]
Error Corrections And Prior Period Adjustments Of Outstanding And Basic And Diluted Earnings Per Share [Line Items]
Weighted average shares outstanding		0	0			0
Basic and diluted earnings per share		$ 0.11	$ 0.35			$ 0.46
Adjustment | Common Class B [Member]
Error Corrections And Prior Period Adjustments Of Outstanding And Basic And Diluted Earnings Per Share [Line Items]
Basic and diluted earnings per share		$ (0.44)	$ (1.42)			$ (1.86)
As Restated
Error Corrections And Prior Period Adjustments Of Outstanding And Basic And Diluted Earnings Per Share [Line Items]
Net income (loss)		$ 7,893,587	$ 25,467,200			$ 33,360,787
As Restated | Common Class A [Member]
Error Corrections And Prior Period Adjustments Of Outstanding And Basic And Diluted Earnings Per Share [Line Items]
Weighted average shares outstanding		57,500,000	57,500,000			57,500,000
Basic and diluted earnings per share		$ 0.11	$ 0.35			$ 0.46
As Restated | Common Class B [Member]
Error Corrections And Prior Period Adjustments Of Outstanding And Basic And Diluted Earnings Per Share [Line Items]
Weighted average shares outstanding		14,375,000	14,375,000			14,375,000
Basic and diluted earnings per share		$ 0.11	$ 0.35			$ 0.46